AB International Value Fund

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 16.4%
Banks - 9.6%
Banco Comercial Portugues SA	5,663,060	$1,201,957
Bank Hapoalim BM (a)	209,740	1,538,829
Bank Leumi Le-Israel BM	229,710	1,565,211
Bank of Ireland Group PLC	508,616	1,934,116
Erste Group Bank AG (a)	91,080	2,929,541
ICICI Bank Ltd.	278,990	1,602,214
KBC Group NV	36,690	2,123,382
Mediobanca Banca di Credito Finanziario SpA	240,620	2,391,357

		15,286,607

Capital Markets - 1.6%
Credit Suisse Group AG (a)	218,673	2,558,506

Insurance - 5.2%
Allianz SE	12,490	2,756,591
Swiss Re AG	22,175	2,139,320
Zurich Insurance Group AG	9,680	3,449,529

		8,345,440

		26,190,553

Industrials - 14.8%
Aerospace & Defense - 8.1%
Airbus SE	29,477	4,061,733
BAE Systems PLC	357,380	2,376,621
Leonardo SpA	202,890	2,493,002
MTU Aero Engines AG	7,610	2,082,472
Rolls-Royce Holdings PLC (a)	212,650	1,998,542

		13,012,370

Airlines - 3.9%
Japan Airlines Co., Ltd.	89,100	2,780,953
Qantas Airways Ltd.	526,796	2,165,961
Wizz Air Holdings PLC (a)(b)	30,130	1,321,059

		6,267,973

Professional Services - 0.6%
UT Group Co., Ltd. (c)	47,300	865,938

Trading Companies & Distributors - 2.2%
AerCap Holdings NV (a)	64,980	3,484,228

		23,630,509

Consumer Staples - 10.2%
Beverages - 3.2%
Coca-Cola Bottlers Japan Holdings, Inc.	59,700	1,296,651
Coca-Cola European Partners PLC	67,100	3,780,414

		5,077,065

Food Products - 4.6%
Orkla ASA	326,980	2,995,768
Salmar ASA	36,720	1,742,048
WH Group Ltd. (b)	3,277,000	2,626,066

		7,363,882

Company	Shares	U.S. $ Value
Tobacco - 2.4%
British American Tobacco PLC	109,190	$3,830,201

		16,271,148

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
JXTG Holdings, Inc.	625,100	2,578,802
PetroChina Co., Ltd.-Class H	4,036,000	1,986,570
Petroleo Brasileiro SA (Preference Shares)	327,500	2,016,723
Repsol SA	246,067	3,580,145
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	196,250	5,449,290
Royal Dutch Shell PLC-Class A	22,911	636,541

		16,248,071

Consumer Discretionary - 9.8%
Auto Components - 2.1%
NGK Spark Plug Co., Ltd. (c)	111,800	1,925,090
Valeo SA	52,620	1,439,828

		3,364,918

Automobiles - 3.1%
Peugeot SA	119,110	2,662,960
Subaru Corp.	84,300	2,255,487

		4,918,447

Hotels, Restaurants & Leisure - 1.6%
GVC Holdings PLC	348,320	2,672,586

Leisure Products - 1.0%
Spin Master Corp. (a)(b)(c)	50,570	1,569,820

Textiles, Apparel & Luxury Goods - 2.0%
HUGO BOSS AG	28,260	1,577,975
Pandora A/S (c)	38,660	1,644,728

		3,222,703

		15,748,474

Materials - 9.6%
Chemicals - 6.1%
Air Water, Inc.	95,900	1,627,174
Covestro AG (b)	51,770	2,352,608
Evonik Industries AG	73,700	1,884,121
Johnson Matthey PLC	65,979	2,345,832
Tosoh Corp.	117,800	1,509,683

		9,719,418

Containers & Packaging - 0.9%
BillerudKorsnas AB (c)	137,180	1,521,043

Metals & Mining - 2.6%
BlueScope Steel Ltd.	216,487	1,821,452
First Quantum Minerals Ltd. (c)	123,920	759,492
Yamato Kogyo Co., Ltd.	66,400	1,621,932

		4,202,876

		15,443,337

Company	Shares	U.S. $ Value
Health Care - 9.1%
Health Care Equipment & Supplies - 0.9%
Hoya Corp.	17,100	$1,390,292

Pharmaceuticals - 8.2%
GlaxoSmithKline PLC	168,880	3,519,352
Novo Nordisk A/S-Class B	85,151	4,436,569
Roche Holding AG	18,990	5,189,211

		13,145,132

		14,535,424

Information Technology - 7.3%
Communications Equipment - 1.6%
Nokia Oyj	505,870	2,502,693

Semiconductors & Semiconductor Equipment - 4.2%
SCREEN Holdings Co., Ltd. (c)	46,400	2,654,973
SK Hynix, Inc.	24,500	1,568,997
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	2,506,070

		6,730,040

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	68,090	2,479,087

		11,711,820

Utilities - 5.1%
Electric Utilities - 3.7%
EDP-Energias de Portugal SA	484,493	1,831,289
Enel SpA	555,910	4,033,008

		5,864,297

Gas Utilities - 1.4%
ENN Energy Holdings Ltd.	198,000	2,256,166

		8,120,463

Communication Services - 3.7%
Diversified Telecommunication Services - 1.6%
Nippon Telegraph & Telephone Corp.	54,200	2,598,232

Entertainment - 2.1%
Nintendo Co., Ltd.	8,600	3,254,245

		5,852,477

Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Aroundtown SA	278,210	2,314,860

Total Common Stocks (cost $160,439,276)		156,067,136

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (d)(e)(f) (cost $2,682,689)	2,682,689	$2,682,689

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $163,121,965)		158,749,825

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (d)(e)(f) (cost $3,303,889)	3,303,889	3,303,889

Total Investments - 101.4% (cost $166,425,854) (g)		162,053,714
Other assets less liabilities - (1.4)%		(2,192,549)

Net Assets - 100.0%		$159,861,165

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	767	USD	781	9/13/19	$5,014
Bank of America, NA	EUR	943	USD	1,065	9/13/19	28,689
Bank of America, NA	GBP	841	USD	1,074	9/13/19	50,459
Bank of America, NA	JPY	96,018	USD	887	9/13/19	(17,178)
Bank of America, NA	USD	1,147	EUR	1,023	9/13/19	(21,253)
Bank of America, NA	USD	728	GBP	556	9/13/19	(51,033)
Bank of America, NA	USD	596	ILS	2,119	9/13/19	4,118
Bank of America, NA	USD	507	ILS	1,781	9/13/19	(2,526)
Bank of America, NA	USD	1,319	JPY	141,386	9/13/19	12,489
Barclays Bank PLC	AUD	791	USD	537	9/13/19	3,941
Barclays Bank PLC	EUR	558	USD	629	9/13/19	15,280
Barclays Bank PLC	JPY	182,310	USD	1,705	9/13/19	(12,331)
Barclays Bank PLC	NOK	13,492	USD	1,567	9/13/19	85,703
Barclays Bank PLC	USD	6,964	AUD	9,982	9/13/19	(239,498)
Barclays Bank PLC	USD	1,645	GBP	1,294	9/13/19	(69,989)
Barclays Bank PLC	USD	588	JPY	63,718	9/13/19	12,079
Barclays Bank PLC	USD	463	INR	33,456	10/24/19	362
Barclays Bank PLC	EUR	505	USD	563	12/16/19	3,886
Barclays Bank PLC	USD	2,283	JPY	240,229	12/16/19	(5,946)
BNP Paribas SA	USD	3,108	JPY	337,398	9/13/19	70,083
Citibank, NA	BRL	6,801	USD	1,643	9/04/19	992
Citibank, NA	USD	1,637	BRL	6,801	9/04/19	5,534
Citibank, NA	EUR	5,003	USD	5,683	9/13/19	180,796
Citibank, NA	ILS	5,293	USD	1,492	9/13/19	(6,228)
Citibank, NA	USD	2,638	CAD	3,455	9/13/19	(42,926)
Citibank, NA	USD	2,945	CHF	2,871	9/13/19	(41,589)
Citibank, NA	USD	2,095	EUR	1,848	9/13/19	(62,945)
Citibank, NA	USD	3,264	JPY	352,565	9/13/19	57,237
Citibank, NA	USD	1,750	PLN	6,534	9/13/19	(108,443)
Citibank, NA	BRL	6,801	USD	1,633	10/02/19	(5,861)
Citibank, NA	INR	240,794	USD	3,469	10/24/19	136,085

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AUD	2,158	USD	1,468	9/13/19	$14,359
Credit Suisse International	JPY	317,387	USD	2,958	9/13/19	(31,017)
Credit Suisse International	USD	2,022	CHF	2,014	9/13/19	15,166
Credit Suisse International	USD	1,694	SGD	2,290	9/13/19	(43,532)
Credit Suisse International	NOK	20,663	USD	2,315	12/16/19	43,082
Goldman Sachs Bank USA	BRL	702	USD	170	9/04/19	102
Goldman Sachs Bank USA	USD	178	BRL	702	9/04/19	(8,098)
Goldman Sachs Bank USA	JPY	62,826	USD	591	9/13/19	(940)
Goldman Sachs Bank USA	PLN	6,534	USD	1,696	9/13/19	54,070
Goldman Sachs Bank USA	USD	1,579	JPY	169,800	9/13/19	20,787
HSBC Bank USA	CNY	29,001	USD	4,219	10/17/19	162,449
JPMorgan Chase Bank, NA	BRL	1,551	USD	375	9/04/19	226
JPMorgan Chase Bank, NA	USD	394	BRL	1,551	9/04/19	(19,468)
JPMorgan Chase Bank, NA	USD	1,161	INR	80,856	10/24/19	(41,765)
Morgan Stanley & Co., Inc.	CAD	5,671	USD	4,285	9/13/19	25,260
Morgan Stanley & Co., Inc.	CHF	2,486	USD	2,541	9/13/19	26,941
Morgan Stanley & Co., Inc.	ILS	3,392	USD	948	9/13/19	(11,940)
Morgan Stanley & Co., Inc.	USD	785	EUR	700	9/13/19	(15,961)
Morgan Stanley & Co., Inc.	USD	593	GBP	463	9/13/19	(28,927)
Morgan Stanley & Co., Inc.	USD	1,270	JPY	136,531	9/13/19	16,338
Morgan Stanley & Co., Inc.	USD	2,571	SEK	24,137	9/13/19	(110,391)
Morgan Stanley & Co., Inc.	KRW	4,659,172	USD	3,866	10/30/19	10,771
Natwest Markets PLC	EUR	1,280	USD	1,439	9/13/19	31,441
Natwest Markets PLC	USD	1,279	AUD	1,824	9/13/19	(50,231)
Standard Chartered Bank	TWD	66,893	USD	2,132	9/11/19	(5,139)
Standard Chartered Bank	USD	966	JPY	103,602	9/13/19	10,052
Standard Chartered Bank	USD	195	CNY	1,356	10/17/19	(5,033)
Standard Chartered Bank	USD	286	INR	20,543	10/24/19	(1,299)
Standard Chartered Bank	USD	508	JPY	53,508	12/16/19	(763)
State Street Bank & Trust Co.	AUD	47	USD	32	9/13/19	244
State Street Bank & Trust Co.	CAD	704	USD	536	9/13/19	7,561
State Street Bank & Trust Co.	CAD	894	USD	669	9/13/19	(2,294)
State Street Bank & Trust Co.	CHF	935	USD	952	9/13/19	6,386
State Street Bank & Trust Co.	CHF	730	USD	725	9/13/19	(13,447)
State Street Bank & Trust Co.	EUR	4,334	USD	4,898	9/13/19	130,447
State Street Bank & Trust Co.	GBP	358	USD	452	9/13/19	16,497
State Street Bank & Trust Co.	GBP	712	USD	865	9/13/19	(2,081)
State Street Bank & Trust Co.	HKD	20,393	USD	2,610	9/13/19	9,015
State Street Bank & Trust Co.	ILS	2,860	USD	815	9/13/19	5,602
State Street Bank & Trust Co.	ILS	3,102	USD	875	9/13/19	(3,434)
State Street Bank & Trust Co.	JPY	123,159	USD	1,167	9/13/19	6,622
State Street Bank & Trust Co.	JPY	43,809	USD	412	9/13/19	(657)
State Street Bank & Trust Co.	NOK	3,769	USD	437	9/13/19	23,216
State Street Bank & Trust Co.	USD	651	AUD	929	9/13/19	(25,671)
State Street Bank & Trust Co.	USD	687	CAD	907	9/13/19	(5,580)
State Street Bank & Trust Co.	USD	1,395	CHF	1,369	9/13/19	(10,820)
State Street Bank & Trust Co.	USD	3,331	EUR	2,956	9/13/19	(79,152)
State Street Bank & Trust Co.	USD	502	HKD	3,937	9/13/19	(201)
State Street Bank & Trust Co.	USD	169	ILS	607	9/13/19	2,725

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	653	ILS	2,285	9/13/19	$(5,848)
State Street Bank & Trust Co.	USD	5,044	JPY	547,008	9/13/19	108,486
State Street Bank & Trust Co.	USD	792	NOK	6,850	9/13/19	(39,966)
State Street Bank & Trust Co.	USD	452	NZD	686	9/13/19	(19,797)
State Street Bank & Trust Co.	USD	471	SGD	642	9/13/19	(8,474)
State Street Bank & Trust Co.	EUR	917	USD	1,025	12/16/19	9,586
State Street Bank & Trust Co.	USD	499	JPY	52,735	12/16/19	569
State Street Bank & Trust Co.	USD	390	TRY	2,224	12/16/19	(23,228)
UBS AG	BRL	9,054	USD	2,397	9/04/19	210,592
UBS AG	USD	2,188	BRL	9,054	9/04/19	(1,321)
UBS AG	TWD	6,423	USD	207	9/11/19	2,200
UBS AG	USD	2,401	GBP	1,881	9/13/19	(111,557)

						$227,761

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $7,869,553 or 4.9% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,106,414 and gross unrealized depreciation of investments was $(20,250,793), resulting in net unrealized depreciation of $(4,144,379).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

COUNTRY BREAKDOWN1

August 31, 2019 (unaudited)

16.8%	United Kingdom
16.6%	Japan
9.2%	Switzerland
8.2%	Germany
5.6%	Italy
5.1%	France
3.8%	Denmark
3.4%	Ireland
3.0%	Norway
2.7%	China
2.5%	South Korea
2.5%	Australia
2.3%	Spain
16.6%	Other
1.7%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Austria, Belgium, Brazil, Canada, Finland, Hong Kong, India, Israel, Portugal, Sweden and Taiwan.

AB International Value Fund

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$26,190,553		$	– 0	–	$26,190,553
Industrials		3,484,228		20,146,281			– 0	–	23,630,509
Consumer Staples		3,780,414		12,490,734			– 0	–	16,271,148
Energy		2,016,723		14,231,348			– 0	–	16,248,071
Consumer Discretionary		1,569,820		14,178,654			– 0	–	15,748,474
Materials		759,492		14,683,845			– 0	–	15,443,337
Health Care		– 0	–	14,535,424			– 0	–	14,535,424
Information Technology		– 0	–	11,711,820			– 0	–	11,711,820
Utilities		– 0	–	8,120,463			– 0	–	8,120,463
Communication Services		– 0	–	5,852,477			– 0	–	5,852,477
Real Estate		– 0	–	2,314,860			– 0	–	2,314,860
Short-Term Investments		2,682,689		– 0	–		– 0	–	2,682,689
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,303,889		– 0	–		– 0	–	3,303,889

Total Investments in Securities		17,597,255		144,456,459	(a)		– 0	–	162,053,714
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	1,643,539			– 0	–	1,643,539
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,415,778)			– 0	–	(1,415,778)

Total		$17,597,255		$144,684,220		$	– 0	–	$162,281,475

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$38,682	$35,999	$2,683	$20
Government Money Market Portfolio*		6,542		15,254	18,492	3,304	30

Total		$6,542		$53,936	$54,491	$5,987	$50

*	Investments of cash collateral for securities lending transactions.